UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05631

Lee Financial Mutual Fund, Inc.
(Exact name of registrant as specified in charter)

3113 Olu Street
Honolulu, HI  96816-1425
(Address of principal executive offices) (Zip code)

Nancy P. O’Hara
Drinker Biddle & Reath LLP
One Logan Square
Suite #2000
Philadelphia, PA  19103-6996
(Name and address of agent for service)

Registrant's telephone number, including area code:  808-988-8088

Date of fiscal year end:  September 30

Date of reporting period:  March 31, 2017

SINCE 1988

HAWAII MUNICIPAL FUND

SURFX

SEMI-ANNUAL REPORT

March 31, 2017

Hawaii Municipal Fund

May 5, 2017

Dear fellow shareholder,

During its 29 years of operations, the Hawaii Municipal Fund (the “Fund”) has provided  shareholders with the opportunity to earn double tax-free income* while supporting local projects designed to enrich the community. These projects may include improvements to schools, roads, utility systems, hospitals, housing and other projects that help to improve the quality of life here in Hawaii.

According to the Hawaii Department of Business, Economic Development & Tourism (“DBEDT”), Hawaii’s economy is expected to continue positive growth. DBEDT reported that the 2016 economic growth rate was 2 percent, and forecasts that the rate will be 1.8 percent in 2017. This outlook is based on the performance of Hawaii’s tourism industry, labor market conditions and the growth of tax revenues, however there remains the potential downside impact from unexpected matters such as geopolitical issues and U.S. government policy changes that may affect this forecast.

Interest rates are one of the most important of many factors which can affect bond prices. On March 15, 2017, the Federal Open Market Committee (“FOMC”) increased the federal funds rate to a target range of 0.75 percent to 1.00 percent, its third increase since tightening began in December 2015. The FOMC acknowledged that economic activity has continued to expand at a moderate pace citing continued improvement in the labor market as job gains remained solid and the unemployment rate was little changed. The FOMC expects that with gradual adjustments in the stance of monetary policy, that inflation will stabilize around 2 percent over the medium term and that economic activity will continue to expand at a moderate pace.

The Fund had a beginning   net asset value (“NAV”) of $11.36 per share on October 1, 2016 and a closing NAV of $11.02 per share on March 31, 2017. The Fund’s $0.34 per share decrease in NAV combined with the net income distribution of $0.13 per share resulted in a total return of -1.85%1 for the six month reporting period ended March 31, 2017. During the same period, the return for the Fund’s benchmark index, the Bloomberg Barclays Municipal Bond Index, was -2.10%1. The Fund’s portfolio manager will continue to evaluate potential and current portfolio holdings believed to provide an advantageous combination of yield, quality and maturity. We continue to believe that municipal bonds are attractive investments for long term investors.

Thank you for your continued support and referrals. On the following pages you will find our March 31, 2017 Semi-Annual Report. If you have any questions or would like us to provide information about the Fund to your family or friends, please call us at (808) 988-8088.

Warmest Aloha,

Terrence K.H. Lee
President and CEO

*	Some income may be subject to the federal alternative minimum tax for certain investors. Income may also be subject to capital gains taxes.

[1]	Return is not annualized.

Before investing, read the prospectus carefully. Please carefully consider the Fund’s investment objective, risks, and charges and expenses before investing. The prospectus contains this and other information about the Fund. This Semi-Annual Report must be accompanied or preceded by a prospectus.

A word about risk: Mutual fund investing includes risks. Principal loss is possible. The Fund’s investments in municipal bonds subjects the Fund to interest rate, credit, call and geographic concentration risk. This is not a complete list of risks that may affect the Fund. For additional information concerning the risks applicable to the Fund, please see the Fund’s prospectus. Performance quoted represents past performance. Past performance is no guarantee of future results. The Fund’s yield, share price and investment return fluctuate so that you may receive more or less than your original investment upon redemption.

The Bloomberg Barclays Municipal Bond Index consists of a broad selection of investment grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. This index is made up of all investment grade municipal bonds issued after December 31, 1990 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index.

The Hawaii Municipal Fund is a series of Lee Financial Mutual Fund, Inc. Lee Financial Securities, Inc., member FINRA, is the distributor for Lee Financial Mutual Fund, Inc. Lee Financial Securities, Inc. is a wholly owned subsidiary of Lee Financial Group Hawaii, Inc., a registered investment advisor with the SEC.

This report may contain certain forward-looking statements about factors that may affect the performance of the Fund in the future. These statements are based on the predictions and expectations of Lee Financial Group Hawaii, Inc., the Fund’s investment manager, (the “Investment Manager”), concerning certain future events, such as performance of the economy, changes in interest rates and other factors that may impact the performance of the Fund. The Investment Manager believes that these forward looking statements are reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

YOUR FUND’S EXPENSES
As a Fund shareholder, you can incur the following costs:

•	Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses
The first line (Actual) for the share class listed in the table below provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000. If an account had an $8,600 value, the $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Expenses Paid During Period.” If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds
Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for the share class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs.Therefore, the second line is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account Value 10/01/2016	Ending Account Value 03/31/2017	Expenses Paid During Period* 10/01/16 – 03/31/17
Hawaii Municipal Fund Investor Class
Actual	$1,000.00	$981.50	$5.31
Hypothetical	$1,000.00	$1,019.57	$5.41

*	Expenses are equal to the annualized expense ratio (1.07%), multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Par Value			Value (Note 1 (A))
	HAWAII MUNICIPAL BONDS - 91.47%
	Hawaii County
	General Obligation Bonds – 0.74%
$1,025,000	5.000%,	09/01/27	$1,232,962

	Hawaii State
	General Obligation Bonds - 5.18%
2,000,000	5.000%,	10/01/24	2,398,440
2,000,000	4.000%,	10/01/26	2,228,180
470,000	5.000%,	11/01/28	545,604
1,000,000	5.000%,	08/01/29	1,167,750
2,000,000	5.000%,	08/01/30	2,328,240
			8,668,214

	Airport Systems Revenue Bonds - 7.90%
1,000,000	5.000%,	07/01/24	1,103,310
690,000	5.250%,	07/01/26	771,489
8,780,000	5.250%,	07/01/27	9,813,933
1,200,000	5.250%,	07/01/28	1,340,508
180,000	5.000%,	07/01/34	197,681
			13,226,921

	Certificates of Participation - State Office Buildings - 0.63%
500,000	4.000%,	05/01/19	527,090
500,000	4.000%,	05/01/20	536,300
			1,063,390

	Department of Budget & Finance Special Purpose Revenue Bonds Hawaiian Electric Company, Inc. – 7.66%
5,000,000	4.650%,	03/01/37	4,999,700
7,200,000	6.500%,	07/01/39	7,819,632
			12,819,332

	Hawaii Pacific Health – 4.99%
775,000	4.625%,	07/01/21	845,610
6,000,000	5.500%,	07/01/40	6,451,680
200,000	5.750%,	07/01/40	220,882
750,000	5.500%,	07/01/43	835,155
			8,353,327

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS – (Continued)

March 31, 2017 (Unaudited)

Par Value			Value (Note 1 (A))
	Hawaii Mid-Pacific Institute – 2.12%
$1,920,000	5.000%,	01/01/26	$1,923,533
1,635,000	4.625%,	01/01/36	1,635,098
			3,558,631

	Kahala Nui – 5.72%
500,000	5.000%,	11/15/21	555,950
1,200,000	5.000%,	11/15/27	1,293,468
3,200,000	5.125%,	11/15/32	3,418,976
4,055,000	5.250%,	11/15/37	4,307,343
			9,575,737

	Queen’s Health Systems – 5.20%
2,000,000	5.000%,	07/01/23	2,343,820
1,000,000	5.000%,	07/01/25	1,199,070
4,600,000	5.000%,	07/01/35	5,159,866
			8,702,756

	Department of Hawaiian Home Lands – 2.59%
1,000,000	5.875%,	04/01/34	1,083,970
3,000,000	6.000%,	04/01/39	3,252,450
			4,336,420

	Hawaiian Home Lands – COP Kapolei – 3.62%
950,000	4.125%,	11/01/23	951,910
5,100,000	5.000%,	11/01/31	5,113,668
			6,065,578

	Department of Transportation Airports COP – 4.76%
1,000,000	5.000%,	08/01/23	1,152,270
1,420,000	5.250%,	08/01/24	1,635,343
2,570,000	5.250%,	08/01/26	2,929,209
1,000,000	5.000%,	08/01/27	1,116,190
1,025,000	5.000%,	08/01/28	1,136,612
			7,969,624

	Hawaii Health Systems – 0.15%[1]
616,000	0.000%,	02/15/19	246,400

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS – (Continued)

March 31, 2017 (Unaudited)

Par Value			Value (Note 1 (A))
	Highway Revenue – 5.93%
$1,640,000	5.000%,	01/01/26	$1,893,462
1,500,000	5.000%,	01/01/27	1,781,805
160,000	5.000%,	01/01/31	187,254
2,065,000	5.000%,	01/01/33	2,395,937
1,250,000	4.000%,	01/01/34	1,318,125
1,000,000	4.000%,	01/01/35	1,050,430
1,250,000	4.000%,	01/01/36	1,304,950
			9,931,963

	Housing Authority
	HFDC Rental Housing System Revenue Bonds – 3.77%
810,000	4.750%,	07/01/22	847,066
600,000	4.750%,	07/01/23	625,392
895,000	5.000%,	07/01/24	935,418
100,000	5.000%,	07/01/25	104,339
990,000	6.000%,	07/01/26	1,053,350
1,055,000	6.000%,	07/01/27	1,122,161
785,000	6.000%,	07/01/28	834,008
750,000	6.000%,	07/01/29	796,148
			6,317,882

	HFDC Multi-Family-Kuhio Park – 3.47%
2,430,000	4.750%,	10/01/27	2,601,971
3,000,000	4.950%,	04/01/29	3,215,460
			5,817,431

	HFDC Multi-Family-Iwilei Apartments– 2.32%
150,000	3.300%,	01/01/26	154,440
3,620,000	3.750%,	01/01/31	3,736,383
			3,890,823

	HFDC Multi-Family-Kooloaula Apartments – 2.24%
185,000	3.125%,	09/01/22	188,598
3,435,000	4.000%,	09/01/33	3,556,393
			3,744,991

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS – (Continued)

March 31, 2017 (Unaudited)

Par Value			Value (Note 1 (A))
	University of Hawaii - Revenue Bonds – 2.84%
$1,000,000	5.000%,	10/01/18	$1,059,120
1,000,000	5.000%,	10/01/19	1,094,710
1,000,000	5.000%,	10/01/29	1,196,020
700,000	5.000%,	10/01/30	832,041
500,000	5.000%,	10/01/34	576,880
			4,758,771

	Honolulu City & County
	General Obligation Bonds – 5.00%
455,000	5.000%,	09/01/20	495,873
1,000,000	5.000%,	10/01/25	1,214,870
700,000	5.000%,	08/01/26	802,466
2,700,000	5.000%,	10/01/29	3,197,529
800,000	5.000%,	10/01/31	938,088
500,000	5.000%,	11/01/33	575,300
1,000,000	5.000%,	10/01/35	1,147,290
			8,371,416

	Multi-Family – Waipahu – 1.06%
1,760,000	6.900%,	06/20/35	1,767,392

	Water System Revenue Bonds
	Board of Water Supply – 3.11%
2,000,000	5.000%,	07/01/29	2,342,120
2,500,000	5.000%,	07/01/32	2,861,825
			5,203,945

	Wastewater System Revenue Bonds – 5.75%
1,225,000	5.000%,	07/01/24	1,460,568
1,750,000	5.000%,	07/01/26	2,092,563
1,000,000	5.000%,	07/01/26	1,194,100
2,000,000	5.000%,	07/01/32	2,312,100
775,000	4.000%,	07/01/34	820,400
1,520,000	5.000%,	07/01/36	1,742,513
			9,622,244

	Kauai County
	General Obligation Bonds – 1.33%
400,000	3.125%,	08/01/23	423,644
770,000	5.000%,	08/01/24	878,200
880,000	3.625%,	08/01/25	927,696
			2,229,540

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS – (Continued)

March 31, 2017 (Unaudited)

Par Value			Value (Note 1 (A))
	Kukuiula Development – 2.02%
$1,090,000	5.625%,	05/15/33	$1,102,699
2,250,000	5.750%,	05/15/42	2,272,612
			3,375,311

	Maui County
	General Obligation Bonds – 1.37%
1,000,000	5.000%,	09/01/23	1,186,120
1,000,000	4.000%,	09/01/28	1,107,470
			2,293,590

	Total Hawaii Municipal Bonds (Cost $149,604,741)		$153,144,591

	PRE-REFUNDED[2]
	HAWAII MUNICIPAL BONDS – 6.39%

	Hawaii County
	General Obligation Bonds – 1.90%
$1,755,000	5.000%,	07/15/21	$1,844,803
1,210,000	5.000%,	03/01/25	1,339,059
			3,183,862

	Hawaii State
	General Obligation Bonds – 4.49%
190,000	5.000%,	12/01/22	219,237
190,000	5.000%,	12/01/23	219,237
2,340,000	5.000%,	06/01/25	2,533,307
1,660,000	5.000%,	06/01/25	1,798,992
45,000	5.000%,	05/01/27	46,969
1,535,000	5.000%,	05/01/27	1,601,327
940,000	5.000%,	11/01/28	1,104,782
			7,523,851

	Total Pre-Refunded Hawaii Municipal Bonds (Cost $10,463,645)		$10,707,713

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS – (Continued)

March 31, 2017 (Unaudited)

Par Value				Value (Note 1 (A))

	VIRGIN ISLANDS MUNICIPAL BONDS - 0.02%
	Virgin Islands
	Public Finance Authority, Series A - 0.02%
$30,000	7.300%,	10/01/18		$31,719

	Total Pre-Refunded Virgin Islands Municipal Bonds (Cost $29,888)			$31,719

	Total Investments (Cost $160,098,274) (a)		97.88%	$163,884,023
	Other Assets Less Liabilities		2.12%	3,552,590
	Net Assets		100.00%	$167,436,613

  (a) Aggregate cost for federal income tax purposes is $160,029,301.

  At March 31, 2017, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Gross unrealized appreciation	$5,294,105
Gross unrealized (depreciation)	(1,439,383)
Net unrealized appreciation	$3,854,722

[1]	The Hawaii Health Systems municipal bond issue is in default. (See Note 8)

[2]	Pre-Refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2017 (Unaudited)

Municipal Fund

ASSETS
Investments at market value (Identified cost $160,098,274) (Note 1 (A))	$163,884,023
Cash	1,680,365
Investment securities receivable	114,000
Interest receivable	2,227,905
Subscription receivable	4,976
Other assets	23,672
Total assets	167,934,941

LIABILITIES
Investment securities purchased payable	238,278
Distributions payable	91,676
Redemptions payable	9,478
Management fee payable	70,861
Administration fee payable	2,834
Distribution Plan payable	21,258
Shareholder Servicing fee payable	14,172
Transfer Agent fee payable	8,503
Chief Compliance Officer fee payable	5,945
Director’s fee payable	2,600
Director’s expenses payable	2,079
Other payables	111
Accrued expenses	30,533
Total liabilities	498,328

NET ASSETS	$167,436,613
(Applicable to 15,187,416 shares outstanding $0.01 par value, 40,000,000 shares authorized)

NET ASSET VALUE, OFFERING AND REPURCHASE PRICE PER SHARE, INVESTOR CLASS SHARES	$11.02

NET ASSETS
At March 31, 2017, net assets consisted of:
Paid-in capital	$163,815,045
Undistributed net investment income	70,694
Accumulated net realized (loss) on investments	(234,875)
Net unrealized appreciation	3,785,749
$167,436,613

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

STATEMENT OF OPERATIONS

For the six months ended March 31, 2017 (Unaudited)

Municipal Fund

INVESTMENT INCOME
Interest income	$2,900,583

Expenses
Management fee (Note 2)	421,655
Distribution costs (Notes 2 and 3)	126,497
Transfer Agent fee (Note 2)	50,597
Shareholder Services fee (Note 2)	84,330
Administration fee (Note 2)	16,865
Accounting fee	39,544
Legal and Audit fees	76,393
Custodian fee	10,920
Insurance	5,709
Registration fee	4,516
Chief Compliance Officer fee (Note 2)	33,615
OOP-Transfer Agent	12,740
Director’s fee	10,657
Director’s expenses	4,143
Shareholder Communications expense	3,591
Printing expense	3,848
Mailing fee	1,456
Total expenses	907,076

Net investment income	1,993,507

NET REALIZED AND UNREALIZED GAIN (LOSS)ON INVESTMENTS
Net realized (loss) from security transactions	(25,085)
Change in unrealized appreciation of investments	(5,126,699)
Net loss on investments	(5,151,784)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,158,277)

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For The Six Months Ended March 31, 2017 (Unaudited)	For The Year Ended September 30, 2016

INCREASE (DECREASE) IN NET ASSETS FROM
Operations
Net investment income	$1,993,507	$4,258,753
Net realized (loss) gain on investments	(25,085)	924,597
(Decrease) Increase in unrealized appreciation of investments	(5,126,699)	1,201,756
Net (decrease) increase in net assets resulting from operations	(3,158,277)	6,385,106

Distributions to shareholders from:
Net investment income
Investor Class ($0.13 and $0.29 per share, respectively)	(1,987,765)	(4,264,818)
Total distributions to shareholders	(1,987,765)	(4,264,818)
Capital share transactions (a)
(Decrease) Increase in net assets resulting from capital share transactions	(2,589,959)	7,016,541
Total (decrease) increase in net assets	(7,736,001)	9,136,829

NET ASSETS
Beginning of period	175,172,614	166,035,785
End of period (including undistributed net investment income of $70,694 and $64,952, respectively)	$167,436,613	$175,172,614

(a) Summary of capital share activity follows:

	Investor Class		Investor Class
	For The Six Months Ended March 31, 2017 (Unaudited)		For The Year Ended September 30, 2016
	Shares	Value	Shares	Value
Shares sold	662,212	$7,351,457	1,435,588	$16,307,560
Shares issued on reinvestment of distributions	128,849	1,422,615	262,297	2,971,416
	791,061	8,774,072	1,697,885	19,278,976
Shares redeemed	(1,025,993)	(11,364,031)	(1,084,887)	(12,262,435)
Net (decrease) increase	(234,932)	$(2,589,959)	612,998	$7,016,541

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	INVESTOR CLASS
	For The Six Months Ended March 31, 2017 (Unaudited)		Years Ended September 30,
			2016	2015	2014		2013		2012
Net asset value
Beginning of period	$11.36		$11.21	$11.21	$10.72		$11.31		$10.83

Income from investment operations
Net investment income	0.13		0.29	0.31	0.32		0.34		0.34
Net (loss) gain on securities (both realized and unrealized)	(0.34)		0.15	-	0.49		(0.59)		0.48
Total from investment operations	(0.21)		0.44	0.31	0.81		(0.25)		0.82

Less distributions
Dividends from net investment income	(0.13)		(0.29)	(0.31)	(0.32)		(0.34)		(0.34)
Distributions from capital gains	-		-	-	-		-		-
Total distributions	(0.13)		(0.29)	(0.31)	(0.32)		(0.34)		(0.34)
End of period	$11.02		$11.36	$11.21	$11.21		$10.72		$11.31

Total return	-1.85	%+	3.94%	2.81%	7.69%		-2.28%		7.65%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$167,437		$175,173	$166,036	$166,315		$161,209		$172,661
Ratio of expenses to average net assets	1.07	%*	1.03%	1.05%	1.03	%(a)	1.01	%(a)	1.04	%(a)
Ratio of net investment income to average net assets	2.36	%*	2.53%	2.79%	3.02%		3.07%		3.06%

Portfolio turnover	7.16	%+	18.46%	5.87%	13.46%		9.43%		22.52%

*	Annualized
+	Not annualized

(a)
Ratios of expenses to average net assets after the reduction of custodian fees and other expenses under a custodian arrangement were 1.03%, 1.01%, and 1.03%, for the years ended September 30, 2014, 2013, and 2012, respectively. See Note 5.

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2017 (Unaudited)

(1)	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Hawaii Municipal Fund (“Fund”) is a series of Lee Financial Mutual Fund, Inc. which is registered under the Investment Company Act of 1940, as a non-diversified open-end management investment company. Lee Financial Mutual Fund, Inc. currently has one investment portfolio, the Fund which is currently offering one Class of Shares: Investor Shares.

The investment objective of the Fund is to provide a high level of current income exempt from federal and Hawaii state income taxes, consistent with preservation of capital and prudent investment management. The Fund seeks to achieve its objective by investing primarily in a portfolio of investment grade municipal securities issued by or on behalf of the State of Hawaii, or any of its political subdivisions, which pay interest that is exempt from regular federal and Hawaii income taxes.

The Fund is subject to the risk of price fluctuation of the municipal securities held in its portfolio which is generally a function of the underlying credit rating of an issuer, the maturity length of the securities, the securities’ yield, and general economic and interest rate conditions.

Since the Fund invests primarily in obligations of issuers located in Hawaii, the Fund is subject to additional concentration of risk. Due to the level of investment in Hawaii municipal obligations, the marketability and market value of these obligations may be affected by certain Hawaiian constitutional provisions, legislative measures, executive orders, administrative regulations, voter initiatives, and other political and economic developments. If any such problems arise, they could adversely affect the ability of various Hawaiian issuers to meet their financial obligation. Therefore, an investment in the Fund may be riskier than investment in other types of municipal bond funds.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

(A)	SECURITY VALUATION

Portfolio securities, that are fixed income securities, are valued by an independent pricing service using methodologies that it believes are appropriate, including actual market transactions, mean between bid and ask prices, broker-dealer supplied valuations, matrix pricing, or other electronic data processing techniques designed to identify market values for such securities, in accordance with procedures established in good faith by the Board of Directors. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. Securities for which market quotations are not readily available or for which available prices are suspect will be valued at “fair value” using methods determined in good faith by or at the direction of the Board of Directors. For these purposes, “fair value” means the price that the Investment Manager reasonably expects the Fund could receive from an arm’s-length buyer upon the current sale of the securities within seven (7) days, after considering all appropriate factors and indications of value available to them. Such value will be cost if the Investment Manager determines such valuation is appropriate after considering a multitude of factors in accordance with established procedures.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. generally accepted accounting principles (“GAAP”) establishes a hierarchy  that prioritizes inputs to valuation methods. The three levels of inputs are:

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Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in/out changing an investment’s assigned level within the hierarchy.

The following is a description of the valuation techniques applied to the Fund’s major categories of financial instruments measured at fair value on a recurring basis:

Municipal bonds are categorized in Level 2 of the fair value hierarchy.

The following is a summary of the inputs used in valuing the Fund’s investments, as of March 31, 2017. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Municipal Bonds	$-0-	$163,637,623	$246,400	$163,884,023

There were no transfers in to and out of Levels 1 and 2 during the current period presented.

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The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value during the course of the March 31, 2017 period.

Hawaii Health Systems at Value

Balance as of 09/30/2016	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Purchases (sales)	Transfers in and/or (out) of Level 3	Balance as of 03/31/2017
$498,960	$-0-	($252,560)	$-0-	$-0-	$246,400

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2017:

	Fair Value March 31, 2017	Valuation Methodologies	Unobservable Input[1]	Impact to Valuation from an increase in input[2]
Hawaii Health Systems	$246,400	Discounted cash flow	Financial Assessment	Increase

[1]	In determining unobservable input, management evaluated the likelihood of obtaining the Hawaii Health Systems defaulted scheduled interest and principal payments.

[2]
This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

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(B)	FEDERAL INCOME TAXES

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute its taxable income, if any, to its shareholders. Therefore, no federal income tax provision is required.

The Fund has reviewed all open tax years for all major jurisdictions, which is the Federal jurisdiction, and concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of September 30, 2016, open Federal tax years include the tax years ended September 30, 2013 – September 30, 2016. The Fund has no examination in progress and is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends  in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to regulated investment companies such as the Fund, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect as of the report date limit the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after effective date of the Act must be fully used before capital loss forwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused. During the fiscal year, the Fund utilized capital gains of $946,306 to offset its prior year capital loss carryforward of $1,156,096. At September 30, 2016, the Hawaii Municipal Fund had a capital loss carryforward of $209,790 which expires in 2017.

The Fund did not incur any net capital losses after October 31, 2015. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

(C)	SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO SHAREHOLDERS

Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Bond discounts and premiums are amortized using the interest method. Distributions to shareholders are declared daily and reinvested or paid in cash monthly.

(D)	USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

HAWAII MUNICIPAL FUND

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(E)	SHARE VALUATION

The net asset value per share for the Fund  is determined by calculating the total value of the Fund’s assets, deducting its total liabilities and dividing the result by the number of shares outstanding.

(2)	INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Lee Financial Group Hawaii, Inc. (“LFG”)provides the Fund with management and administrative services pursuant to a management agreement and administrative services agreement, respectively. In accordance with the terms of the management agreement and of the administrative services agreement, LFG receives compensation at the annual rate of 0.50% and up to 0.10% of the Fund’s average daily net assets, respectively. For the period ended March 31, 2017, the Fund was allocated, and incurred $33,615 for the Chief Compliance Officer fee which was payable to LFG.

The Fund’s distributor, Lee Financial Securities, Inc.(“LFS”), a wholly-owned subsidiary of LFG, received $122,286 for costs incurred in connection with the sale of the Fund’s shares (See Note 3).

Lee Financial Recordkeeping, Inc. (“LFR”), a wholly-owned subsidiary of LFG, serves as the transfer agent for the Fund. In accordance with the terms of the transfer agent agreement, LFR receives compensation at the annual rate of 0.06% of the Fund’s average daily net assets. LFR has delegated certain of its duties and responsibilities to Ultimus Fund Solutions, LLC as sub-transfer agent. LFR also provides the Fund with certain clerical, bookkeeping and shareholder services pursuant to a service agreement approved by the Fund’s directors. As compensation for these services LFR receives a fee, computed daily and payable monthly, at an annualized rate of 0.10% of the Fund’s average daily net assets.

Certain officers and directors of the Fund are also officers of LFG, LFS and LFR.

(3)	DISTRIBUTION COSTS

The Fund’s Board of Directors, including a majority of the Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, adopted a distribution plan pursuant to Rule 12b-1 of the Act. Rule 12b-1 regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares.

The Plan provides that the Hawaii Municipal Fund Investor Class may incur certain costs, which may not exceed 0.25% per annum of the Fund’s average daily net assets, for payment to the distributor for items such as advertising expenses, selling expenses, commissions or travel, reasonably intended to result in sales of shares of the Fund.

(4)	PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities aggregated $11,860,281 and $12,938,379, respectively, for the Fund during the period October 1, 2016 through March 31, 2017.

HAWAII MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS – (Continued)

March 31, 2017 (Unaudited)

(5)	CUSTODY CREDITS

Under an agreement with the Fund’s custodian bank, a portion of the custodian fees were paid by credits for cash balances. Any remaining credits were used to offset expenses of other vendors and service providers. If not for the offset agreement, the assets could have been employed to produce income. Effective August 1, 2014, this arrangement has ceased.

(6)	TAX COMPONENTS OF CAPITAL AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended September 30, 2016 and 2015 were as follows:

	Exempt-Interest Dividends	Ordinary Income	Long-Term Capital Gains	Total Distributions
Hawaii Municipal Fund
2016	$4,264,818	$-	$-	$4,264,818
2015	$4,667,320	$-	$-	$4,667,320

The tax character of distributable earnings at September 30, 2016 were as follows:

	Undistributed Ordinary Exempt-Interest Income	Undistributed Capital Gains	Capital Loss Carryforwards	Post October Losses	Unrealized Gain/(Loss)*	Total Distributable Earnings
Hawaii Municipal Fund	$-	$-	$(209,790)	$-	$8,977,400	$8,767,610

* The difference between book basis and tax basis unrealized appreciation is attributable to market discount on debt securities.

Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. The primary difference relates to the different treatment on amortization of discount for financial reporting purposes versus tax reporting purposes. For the year-ended September 30, 2016, the Hawaii Municipal Fund’s undistributed investment income was decreased by $21,709, and accumulated net realized loss on investments was decreased by $21,709.

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NOTES TO FINANCIAL STATEMENTS – (Continued)

March 31, 2017 (Unaudited)

(7)	NEW ACCOUNTING PRONOUNCEMENT

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. Management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

(8)	SUBSEQUENT EVENTS DISCLOSURE

In preparing the Fund’s financial statements as of September 30, 2016, the Fund’s management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

The Hawaii Health Systems bond is in default because the issuer defaulted on its scheduled interest and principal payments. The Fund is pursuing the issuer and paying agent to obtain the payments owed to the Fund. At March 31, 2017 the Hawaii Health Systems bond was valued as a Level 3 security at $246,400 which represented 0.15% of the Fund’s net assets. On May 11, 2017 the Hawaii Health Systems bond was valued as a Level 3 security at $54,020. This security will continue to be fair valued as a Level 3 security until this matter is resolved.

HAWAII MUNICIPAL FUND INVESTOR CLASS (Unaudited)

Shareholder Information
Household Delivery of Shareholder Documents: Only one Prospectus, Annual and Semi-Annual Report will be sent to shareholders with the same last name and address on their Fund account, unless you request multiple copies. If you would like to receive separate copies, please call us at (808) 988-8088. We will begin sending you additional copies within 30 days. If your shares are held through a service provider, please contact them directly.

Business Continuity Plan Summary Disclosure Statement: Lee Financial Mutual Fund, Inc., Lee Financial Group Hawaii, Inc., Lee Financial Securities, Inc. and Lee Financial Recordkeeping, Inc. have developed Business Continuity Plans on how we will respond to events that significantly disrupt our business. Since the timing and impact of disasters and disruptions is unpredictable, we will have to be flexible in responding to actual events as they occur. Contacting Us - If after a significant business disruption you cannot contact us as you usually do at (808) 988-8088, you should go to our website at www.LeeHawaii.com. Please visit our website at www.LeeHawaii.com for the Business Continuity Plan Disclosure Statement.

Proxy Voting Policies and Procedures
The Fund has established Proxy Voting Policies and Procedures (“Policies”) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may request copies of the Policies free of charge by calling (808) 988-8088 or by sending a written request to Lee Financial Group Hawaii, Inc., 3113 Olu Street, Honolulu, HI 96816-1425. Copies of the Fund’s proxy voting records are posted on the Securities and Exchange Commission’s website at www.sec.gov and the Fund’s website at www.LeeHawaii.com and reflect the 12-month period beginning July 1, 2015 and ending June 30, 2016.

Quarterly Statement of Investments
The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at www.sec.gov or the Fund’s website at www.LeeHawaii.com. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

INVESTMENT MANAGER
Lee Financial Group Hawaii, Inc.
3113 Olu Street
Honolulu, Hawaii 96816-1425

DISTRIBUTOR
Lee Financial Securities, Inc.
3113 Olu Street
Honolulu, Hawaii 96816-1425

FUND ACCOUNTANT
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

CUSTODIAN
MUFG Union Bank, N.A.
350 California Street, 6th Floor
San Francisco, California 94104

LEGAL COUNSEL
Drinker Biddle & Reath LLP
One Logan Square
Suite #2000
Philadelphia, Pennsylvania 19103-6996

TRANSFER AGENT
Lee Financial Recordkeeping, Inc.
3113 Olu Street
Honolulu, Hawaii 96816-1425

Item 2.  Code of Ethics.

The information required by this Item is only required in an annual report on this Form N-CSR.

Item 3.  Audit Committee Financial Expert

The information required by this Item is only required in an annual report on this Form N-CSR.

Item 4.  Principal Accountant Fee and Services.

The information required by this Item is only required in an annual report on this Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

(a) Schedule I - Investment in securities of unaffiliated issuers is included as part of the reports to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No material changes were made to the procedures by which shareholders recommend nominees to the board.

Item 11.  Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or person performing similar functions, has concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are furnished herewith.
(a)(3)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Lee Financial Mutual Fund, Inc.

By (Signature and Title)*	/s/ Terrence K.H. Lee
Terrence K.H. Lee, President and CEO
(principal executive officer)

Date	May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Terrence K.H. Lee
Terrence K.H. Lee, President and CEO
(principal executive officer)

By (Signature and Title)*	/s/ Nora B. Foley
Nora B. Foley, Treasurer
(principal financial officer)

Date	May 26, 2017

*	Print the name and title of each signing officer under his or her signature.